Loans And Leases (Recorded Investment In Nonaccrual Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due over 90 days still on accrual
Total nonaccrual and nonperforming loans	695	2,439
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	190	85
Single-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	421	550
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		1,689
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	12	36
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	72	79
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 695	$ 2,439